Note 6 - Vessels and Advances, Net - Summary of Vessels (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Balance, Vessel Cost at beginning of the period	$ 3,299,311
Vessel acquisitions, advances and other vessels' costs	45,175
Disposals, transfers and other movements	(48,652)
Balance, Vessel Cost at end of the period	3,295,834
Balance, Accumulated Depreciation at beginning of the period	(1,092,525)
Depreciation	(48,863)
Disposals, transfers and other movements, accumulated depreciation	21,077
Balance, Accumulated Depreciation at end of the period	(1,120,311)
Balance, Net Book Value at beginning of the period	2,206,786
Depreciation	(48,863)
Vessel acquisitions, advances and other vessels’ costs	45,175
Disposals, transfers and other movements, net book value	(27,575)
Balance, Net Book Value at end of the period	$ 2,175,523